Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Equity-Based Compensation
Summary of assumptions were utilized in determining the fair value of the units at the grant date

Expected dividend	—
Expected volatility	60% to 85%
Risk-free interest rate	0.13% to 2.53%
Expected life of incentive awards (in years)	1 to 5 years
Grant date performance and market threshold	$35,000 to $1,000,000

Summary of changes in the number of incentive units

		Weighted
		Average
	Incentive	Grant Date	Total
	Units	Fair Value	Value
Granted and Outstanding at January 1, 2019	108,500	$49.89	$5,413
Granted	50,000	5.13	257
Forfeited	(16,000)	15.04	(241)
Granted and Outstanding at December 31, 2019	142,500	$38.10	$5,429
Granted	49,119	95.27	4,680
Forfeited	(10,000)	15.40	(154)
Repurchased	(7,116)	447.15	(3,182)
Granted and Outstanding at December 31, 2020	174,503	$38.82	$6,773
Granted	18,400	$215.31	$3,962
Forfeited	(10,709)	$100.66	$(1,078)
Repurchased	(6,202)	$476.06	$(2,953)
Granted and Outstanding at December 31, 2021	175,992	$38.09	$6,704
Vested at December 31, 2021	129,972	$56.41	$7,332